17. Financial Instruments and Financial Risk Management	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Financial Risk Management

Financial Risk Management

The Group has a financial risk management policy in place and the financial risks are overseen by the Board. The Group’s financial instruments consist mainly of deposits with banks, other financial assets and accounts payable.

The principal risks the Group is exposed to through its financial instruments are interest rate risk, foreign currency risk, liquidity risk and credit risk.

The Group does not have any financial assets carried at fair value therefore no further disclosure in relation to the fair value hierarchy is presented. In addition the group does not have any financial instruments that are subject to recurring or non-recurring fair value measurements.

As at 30 June 2019 and 30 June 2018 the group held the following financial instruments:

	2019 $	2018 $
Financial assets
Cash and cash equivalents*	173,343	195,601
Financial liabilities
Trade and other payables	19,285	20,720

* Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.

The fair value of cash and cash equivalents, trade and other payables are short-term instruments in nature whose carrying value is equivalent to fair value.

Interest rate risk

There is no interest rate risk given there are no material deposits held at a floating rate.

Foreign currency risk

The Group holds its 20% share of the refinery through a number of international subsidiaries and is thus exposed to fluctuations in foreign currencies, arising from the foreign currencies held in its bank accounts, and the translation of results from the international subsidiaries. The foreign exchange exposures are primarily to the Malaysian Ringgit and the US dollar.

Foreign currency risks arising from commitments in foreign currencies are managed by holding cash in that currency. Foreign currency translation risk is not hedged, with translation differences being reflected in the foreign currency translation reserve.

Group sensitivity

At 30 June 2019, if foreign currencies had changed by -/+ 10%, with all other variables held constant, the following financial impacts would have been recorded by the Group;

 Effect on cash and cash equivalent – A$5,748 lower / A$7,026 higher (2018: A$11,238 lower / A$9,194 higher)

Profit or Loss would have been – A$5,748 lower / A$7,026 higher (2018: A$11,238 lower / A$9,194 higher)

 Hedging of Foreign Currency Risk

At financial report date the Group had no forward exchange contracts in place.

Credit risk

 The following table sets out the credit quality of financial assets:

	2019 $	2018 $
Cash and Cash Equivalents
Counterparties with external credit rating (Standard and Poors)
A-1+ (Australian)	166,644	189,836
P-2 (Malaysia)	6,699	5,765
	173,343	195,601

Commodity Risk

As there was no inventory held as at 30 June 2019, the Group has no direct exposure to market prices of input costs into the production of biodiesel.

Liquidity risk

				Weighted Average Interest Rate
	2019		2018	2019		2018
	$			$	%	%
Financial Assets:
Cash and cash equivalents		173,343	195,601		1.26%	1.02
		173,343	195,601
Financial Liabilities:
Current liabilities		173,170	204,605

The Group manages liquidity risk by monitoring forecast cash flows and ensuring that adequate cash is maintained to meet known liabilities. The Group has no current source of income and has negotiated with key management personnel to not take salaries or Directors fees.

Accounting policy: Financial Instruments

Recognition

Financial instruments are initially measured at fair value on trade date, which includes transaction costs (except where the instrument is classified as ‘fair value through profit or loss’ in which case transaction costs are expensed to profit or loss immediately), when the related contractual rights or obligations exist. Subsequent to initial recognition these instruments are measured as set out below.